MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	$ 15,780	$ 42,648
Gross unrealized losses, less than one year	(38)	(83)
Gross unrealized gains, less than one year		8
Market Value, less than one year	15,742	42,573
Adjusted cost, over one year through three years	63,147	24,017
Gross unrealized losses, over one year through three years	(696)	(80)
Gross unrealized gains, over one through three years	11	34
Market Value, over one year through three years	62,462	23,971
Adjusted cost, greater than three years	22,924	30,911
Gross unrealized losses, greater than three years	(717)	(455)
Gross unrealized gains, greater than three years
Market value, greater than three years	22,207	30,456
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	6,759	22,294
Gross unrealized losses, less than one year	(11)	(63)
Gross unrealized gains, less than one year		3
Market Value, less than one year	6,748	22,234
Adjusted cost, over one year through three years	43,266	14,463
Gross unrealized losses, over one year through three years	(358)	(61)
Gross unrealized gains, over one through three years	6	2
Market Value, over one year through three years	42,914	14,404
Adjusted cost, greater than three years	11,926	13,603
Gross unrealized losses, greater than three years	(357)	(198)
Gross unrealized gains, greater than three years
Market value, greater than three years	11,569	13,405
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	9,021	20,354
Gross unrealized losses, less than one year	(27)	(20)
Gross unrealized gains, less than one year		5
Market Value, less than one year	8,994	20,339
Adjusted cost, over one year through three years	19,881	9,554
Gross unrealized losses, over one year through three years	(338)	(19)
Gross unrealized gains, over one through three years	5	32
Market Value, over one year through three years	19,548	9,567
Adjusted cost, greater than three years	10,998	17,308
Gross unrealized losses, greater than three years	(360)	(257)
Gross unrealized gains, greater than three years
Market value, greater than three years	$ 10,638	$ 17,051